REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	SFr 74.8	SFr 79.8	SFr 75.0
Thereof current portion of contract liabilities	71.3	66.7	69.9
Thereof non-current portion of contract liabilities	3.5	13.1	5.1
Residential customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	46.0	43.1	55.3
Business customers & Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	28.0	36.3	19.2
Infrastructure & Support functions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	SFr 0.8	SFr 0.4	SFr 0.5